Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefits Liabilities

	As of December 31,
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	855	8,161	9,016	877	7,416	8,293
Long service leave	427	112	539	456	130	586
Total	1,282	8,273	9,555	1,333	7,546	8,879

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2018	2017	2016
	US$’000	US$’000	US$’000
Current service cost	419	360	410
Interest cost on benefit obligation	202	210	180
Net benefit cost	621	570	590

	For the year ended December 31,
Other comprehensive income	2018	2017	2016
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	396	251	217
Actuarial (gain) / loss – demographic assumption	1	184	—
Actuarial (gain) / loss – financial assumption	13	337	(219)
Actuarial loss	410	772	(2)

	For the year ended December 31,
Change in the defined obligation	2018	2017	2016
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	8,293	6,652	6,305
Current service cost	419	360	410
Interest cost on benefit obligation	202	210	180
Benefits paid directly by the Company	(352)	(274)	(269)
Actuarial loss in other comprehensive income	410	772	(2)
Exchange differences	44	573	28
Defined benefit obligation at December 31	9,016	8,293	6,652

Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2018 and 2017 are as follows:

	2018	2017
	%	%
Discount rate	2.6 ~ 2.7	2.7
Rate of salary increase	5.0 ~ 6.0	5.0 ~ 6.0
Pre-retirement mortality	Thailand TMO17 Tables*	Thailand TMO17 Tables*
* TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2018	2017
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	855	877
Between 2 and 5 years	2,374	1,616
Between 6 and 10 years	4,187	3,183
Beyond 10 years	17,084	15,392
Total expected payments	24,500	21,068

Weighted average duration of defined benefit obligation	10 - 11 years	11 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates

A one-percentage point change in the assumed rates would have yielded the following effects:

	2018	2017
	US$’000	US$’000
Discount rate – 1% increase	(777)	(721)
Discount rate – 1% decrease	908	844
Rate of salary increase – 1% increase	869	808
Rate of salary increase – 1% decrease	(762)	(707)